Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consisted of the following:

	December 31,	December 31,
	2015	2014

Accounts receivable	$41,709,235	$43,875,479
Allowance for doubtful accounts	(1,224,364)	(307,710)

Accounts receivable, net	$40,484,871	$43,567,769

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Allowance For Doubtful Accounts [Table Text Block]
An analysis of the allowance for doubtful accounts for the years ended December 31, 2015 and 2014 is as follows:

	Years ended December 31,
	2015	2014
Balance at beginning of year	$307,710	$1,659,281
Addition to doubtful accounts expense	1,033,782	191,578
Deduction – collection of doubtful accounts	(106,246)	(1,536,464)
Translation adjustments	(10,882)	(6,685)
Balance at end of year	$1,224,364	$307,710